Liabilities to credit institutions	12 Months Ended
Dec. 31, 2022
Borrowing costs [abstract]
Liabilities to credit institutions
Note 23 - Liabilities to credit institutions
The carrying amount of Polestar Group’s liabilities to credit institutions as of December 31, 2022 and December 31, 2021 are as follows:

	As of December 31,
	2022	2021
Working capital loans from banks	1,300,108	609,209
Floorplan facilities	16,925	18,664
Sale-leaseback facilities	11,719	14,465
Closing balance	1,328,752	642,338
The Group had the following working capital loans outstanding as of December 31, 2022:

Currency	Term	Security	Interest	Nominal amount in respective currency (thousands)	TUSD
EUR	February 2022 - February 2023	Secured[1]	3 month EURIBOR[2] plus 2.1% and an arrangement fee of 0.15%	270,095	288,746
CNY	June 2022 - June 2023	Unsecured	12 month LPR[3] plus 1.25%, settled monthly	500,000	72,517
CNY	August 2022 - August 2023	Unsecured	12 month LPR plus 0.05%, settled quarterly	716,000	103,845
USD	August 2022 - August 2023	Unsecured	3 month LPR plus 2.3%, settled quarterly	147,000	147,000
USD	September 2022 - September 2023	Unsecured	3 month LPR plus 2.3%, settled quarterly	255,000	255,000
USD	September 2022 - September 2023	Secured[4]	4.48% per annum	133,000	133,000
USD	September 2022 - September 2023	Unsecured	3 month SOFR[5] plus 2.4%, settled quarterly	100,000	100,000

USD	December 2022 - December 2023	Unsecured[6]	7.5% per annum	200,000	200,000
Total					1,300,108
1 - New vehicle inventory purchased via this facility is pledged as security until repaid. This facility has a repayment period of 90 days and includes a covenant tied to the Group’s financial performance.
2 - Euro Interbank Offered Rate ("EURIBOR").
3 - People’s Bank of China (“PBOC”) Loan Prime Rate (“LPR").
4 - Secured by Geely, including letters of keep well from both Volvo Cars and Geely.
5 - Secured Overnight Financing Rate (“SOFR”).
6 - Letters of keep well from both Volvo Cars and Geely.
The Group had the following working capital loans outstanding as of December 31, 2021:

Currency	Term	Security	Interest	Nominal amount in respective currency (thousands)	TUSD
USD	December 2021 - September 2022	Secured[1]	1.883% per annum	400,000	400,000
CNY	July 2021 - July 2022	Unsecured	3.915% per annum	830,000	130,559
CNY	June 2021 - June 2022	Unsecured	12 month national interbank loan prime offer rate plus 1.1%	500,000	78,650
Total					609,209
1 - Secured by Geely, including letters of keep well from both Volvo Cars and Geely.
Floorplan facilities
In the ordinary course of business, Polestar, on a market by market basis, enters into multiple low value credit facilities with various financial service providers to fund operations related to vehicle sales. These facilities provide access to credit with the option to renew as mutually determined by Polestar Group and the financial service provider. The facilities are partially secured by the underlying assets on a market-by-market basis. As of December 31, 2022 and December 31, 2021, the aggregate amount outstanding under these arrangements was $33,615 and $32,453, respectively.
The Group maintains one such facility with the related party Volvo Cars that is presented separately in Interest-bearing current liabilities - related parties within the Consolidated Statement of Financial Position. Of the amounts above, the aggregate amount outstanding as of December 31, 2022 and 2021 due to related parties amounted to $16,690 and $13,789, respectively. Refer to Note 25 - Related party transactions for further details.
Sale-leaseback facilities
Polestar enters into contracts to sell vehicles and then lease such vehicles back for a period of up to twelve months. At the end of the leaseback period, Polestar is obligated to re-purchase the vehicles. Accordingly, the consideration received for these transactions was recorded as a financing transaction. As of December 31, 2022 and December 31, 2021, the aggregate amount outstanding under these arrangements was $11,719 and $14,465, respectively.
Since the contracts identified above are short term with a duration of twelve months or less, the carrying amount of the contracts is deemed to be a reasonable approximation of their fair value. The Group’s risk management policies related to debt instruments are further detailed in Note 2 - Financial risk management of the Consolidated Financial Statements, as of, and for the year ended, December 31, 2022.
The weighted average interest rate on short-term borrowings outstanding was 5.2% and 2.6% as of December 31, 2022 and 2021, respectively.